SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

Issuance of share options

In January 2016, the Company's board of directors approved a share option agreement. According to the share option agreement, the Company will grant 100,000 Class A ordinary shares at an exercise price of US$1.85 and 250,000 Class A ordinary shares at an exercise price of US$2.00, to the directors and employees, respectively.

Share repurchase program

In February 2016, the Company's board of directors approved a share repurchase program, which authorized the purchase of up to US$30 million of the Company's outstanding ADSs. The Company subsequently repurchased 582,500 ADSs for a total consideration of US$9.6 million in March 2016.

Legal and administrative proceedings

On February 27, 2015, a purported stockholder class action lawsuit consisting of purchasers of the Company's ADSs during the period between November 22, 2013 and February 25, 2015, captioned Fragala v. 500.com Limited, et al., Case No. 15-CV-1463-MMM (E), was filed in the U.S. District Court for the Central District of California (the “Court”), against the Company, certain of the Company's executive officers, and the underwriters for the Company's initial public offering (collectively the “Defendants”). The complaint alleges that the prospectus, registration statements, and other filings with the U.S. Securities and Exchange Commission (“SEC”) from October 22, 2013 to February 23, 2015 contained materially false and misleading information in violation of the federal securities laws. After various amendments to the lawsuit and moves to dismiss the case by the plaintiff and the Defendants, respectively, on March 15, 2016, the Court denied the defendants' motion to dismiss, stating that the issues raised in the motion are more appropriately resolved on a motion for summary judgment.

Disposal of Investment in Sumpay.cn

On March 31, 2016, the Group announced that it has disposed of its 63% equity interest in Sumpay.cn for a total consideration of RMB359,100. According to the purchase agreement to be filed with Zhejiang Administration of Industry & Commerce (“AIC”), 20% of the total consideration, i.e. RMB71,820, will be transferred immediately to the Group by the acquirer, and the remaining 80%, i.e. RMB287,280, will be settled within 10 days after Sumpay.cn successfully renews its online payment license in 2016.